Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2018
Parent [member]
Disclosure of general information about financial statements [text block]
Note 30.	Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.
The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Statements of Financial Position

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

Cash	$759	1,362	813
Financial asset at amortized cost	4,399	4,881	4,819
Other receivable from related party	7,150	2,751	2,780
Other current assets	976	498	502
Financial asset at fair value through profit or loss	-	-	8,230
Investments in subsidiaries and affiliates	726,890	751,990	755,680
Total assets	$740,174	761,482	772,824

Current liabilities	$284	235	227
Short-term borrowings	119,000	147,000	164,000
Debt borrowing from a subsidiary	154,170	158,924	162,049
Total equity	466,720	455,323	446,548
Total liabilities and equity	$740,174	761,482	772,824

Himax Technologies, Inc. had no guarantees as of January 1, 2017, December 31, 2017 and 2018.

Condensed Statements of Profit or Loss

	Year ended December 31,
	2017	2018
	(in thousands)

Revenues	$-	-
Costs and expenses	236	273
Operating loss	(236)	(273)
Interest income	170	200
Changes in fair value of financial assets at fair value through profit or loss	-	2,094
Foreign currency exchange losses, net	-	(257)
Finance costs	(2,322)	(3,491)
Share of profits of subsidiaries and affiliates	30,068	10,296
Profit before income taxes	27,680	8,569
Income tax expense	-	-
Profit for the year	$27,680	8,569

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2017	2018

Profit for the year	$27,680	8,569
Other comprehensive income:
Items that will not be reclassified to profit or loss:	(67)	424
Remeasurements of defined benefit pension plans	(82)	1,269
Unrealized loss on financial assets at fair value through other comprehensive income	-	(676)
Income tax related to items that will not be reclassified subsequently	15	(169)
Items that may be reclassified subsequently to profit or loss:	1,175	(334)
Unrealized gains on financial assets at fair value through profit or loss	313	-
Foreign operations - foreign currency translation differences	862	(334)
Income tax related to items that may be reclassified subsequently	-	-
Other comprehensive income for the year, net of tax	1,108	90
Total comprehensive income for the year	$28,788	8,659

Condensed Statements of Cash Flows

	Year ended December 31,
	2017	2018
	(in thousands)
Cash flows from operating activities:
Profit for the year	$27,680	8,569
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	-	(2,094)
Interest income	(170)	(200)
Finance costs	2,322	3,491
Share of profits of subsidiaries and affiliates	(30,068)	(10,296)
Foreign currency exchange losses of financial assets	-	257
	(236)	(273)
Changes in:
Other current assets	439	(2)
Other current liabilities	(1,746)	(2,734)
Cash generated from operating activities	(1,543)	(3,009)
Interest received	131	199
Interest paid	(547)	(766)
Net cash used in operating activities	(1,959)	(3,576)

	Year ended December 31,
	2017	2018
	(in thousands)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(158)	(195)
Acquisitions of equity method investment	(6,850)	-
Proceeds from disposals of equity method investment	4,825	-
Proceeds from capital reduction of investment	8,000	-
Cash received from (paid for) loan made to related party	4,400	(29)
Net cash provided by (used in) investing activities	10,217	(224)
Cash flows from financing activities:
Payments of cash dividends	(41,281)	(17,210)
Proceeds from short-term borrowings	151,000	91,000
Repayment of short-term borrowings	(123,000)	(74,000)
Proceeds from issue of RSUs from subsidiaries	872	336
Proceeds from debt from a subsidiary	166,025	154,281
Repayment of debt from a subsidiary	(161,271)	(151,156)
Net cash provided by (used in) financing activities	(7,655)	3,251
Net increase (decrease) in cash	603	(549)
Cash at beginning of year	759	1,362
Cash at end of year	$1,362	813